Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Aug. 31, 2015	Jan. 31, 2015
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 39,831	$ 32,553	$ 26,711	$ 29,596	$ 24,580	$ 22,248	$ 17,048	$ 16,192	$ 11,853	$ 10,134		$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,022,754	833,614	682,308	753,952	624,574	563,739	430,919	408,250	297,994	254,003		250,000
Supra Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Account Value	$ 1,157,976,093	943,051,269	771,205,829	851,623,533	704,878,888	635,636,558	485,315,908	459,341,972	335,016,233	285,359,589	$ 300,000,000
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Account Value	$ 36,297	28,721	23,772	25,900	21,008	17,917	14,724	15,073	11,924	9,933		10,000
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Account Value	$ 28,298	23,994	22,817	22,949	18,359	16,105	13,943	14,356	11,801	9,503		10,001
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Account Value	$ 907,436	718,036	594,311	647,509	525,192	447,927	368,108	376,832	298,104	248,337		250,000
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Account Value	$ 707,416	599,824	570,381	573,694	458,941	402,602	348,560	358,877	295,002	237,559		$ 249,999
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Account Value	$ 1,087,595,029	860,592,203	712,302,797	776,063,338	629,461,695	536,856,975	441,190,728	451,646,182	357,288,539	297,640,461	300,000,000
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Account Value	$ 857,260,710	$ 726,878,418	$ 691,198,514	$ 695,214,111	$ 556,154,194	$ 487,881,311	$ 422,391,589	$ 434,894,462	$ 357,489,035	$ 287,878,321	$ 300,000,001